COST OF REVENUE - Summary of Cost of revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
COST OF REVENUE
Cost of mining services - energy and hosting costs	$ 525,636,805	$ 63,547,329
Cost of mining services - depreciation	115,835,500	11,539,783
Cost of vehicle	9,497,111
Others	8,966,866
Cost of revenue	$ 659,936,282	$ 75,087,112